Securities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2013
Schedule of Investments [Line Items]
Aggregate amortized cost		$ 11,600	$ 7,300
Aggregate fair value of securities		$ 11,600	$ 7,000
Other RMBS
Schedule of Investments [Line Items]
Held-to-maturity securities transferred to available-for-sale, amortized cost	$ 74
Held-to-maturity securities transferred to available-for-sale, fair value	$ 76